Consolidated Statements Of Comprehensive Loss (Restated) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized losses on available-for-sale equity securities, tax recovery	$ 2,847	$ (2,847)
Unrealized gains on available-for-sale debt securities, tax
Currency translation adjustments, tax